Income Taxes - Schedule of Reconciliation of Income Tax Expense from Operations Computed at U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected U.S. federal income taxes at statutory rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal benefit	(3.50%)	(56.20%)	20.20%
Foreign taxes	(34.20%)	(9.30%)	(9.90%)
Foreign tax credit	0.00%	0.00%	11.70%
Foreign deferred tax	0.00%	0.00%	0.00%
Non-deductible expenses	(4.70%)	(0.90%)	(2.10%)
Change in valuation allowance	(3.90%)	(340.50%)	47.20%
Non-controlling interest	(0.70%)	(6.80%)	2.60%
Share-based compensation	(11.00%)	(1.60%)	(19.80%)
Return to provision	1.00%	(23.80%)	4.90%
Other, net	(7.40%)	3.30%	1.50%
Income tax expense	(43.40%)	(414.80%)	77.30%